Equity (Details) $ / shares in Units, R$ in Thousands, $ in Thousands				12 Months Ended
	Sep. 22, 2020 USD ($) shares	Sep. 22, 2020 BRL (R$) shares	Sep. 02, 2020 shares	Dec. 31, 2021 shares	Dec. 31, 2020 Vote / shares $ / shares	Sep. 01, 2020 shares
Authorized share capital (in shares)				1,000,000,000
Reverse share split ratio			0.03226
Number of shares			17,058,053	23,329,324		522,315,196
Number of shares issued, but unpaid				239,887
Number of shares issued				271,271
Class A
Par value | $ / shares					$ 0.00005
Vote per share | Vote / shares					1
Initial public offering | Class A
Number of shares issued	6,000,000	6,000,000
Gross proceeds received as a result of IPO	$ 96,000	R$ 521,558
Net proceeds from the IPO	$ 90,672	492,612
Share issuance costs | R$		R$ 47,582